UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21389

                           ASA Debt Arbitrage Fund LLC
               (Exact name of registrant as specified in charter)

                           817 W. Peachtree Street, NW
                             Atlanta, Georgia 30308
               (Address of principal executive offices) (Zip code)

                                 Kenneth Banwart
                      Chairman and Chief Executive Officer
                          Aspen Strategic Alliance LLC
                       817 W. Peachtree St., NW, Suite 400
                                Atlanta, GA 30308
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 404.760.3424

                         Date of fiscal year end: 03/31

             Date of reporting period: July 1, 2003 - June 30, 2004




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Item 1. Proxy Voting Record

NO RECORDS TO REPORT



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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Debt Arbitrage Fund LLC

By:  /s/  Kenneth Banwart
     --------------------
Name:  Kenneth Banwart
Title:  Chief Executive Officer

Date  August 27, 2004